Fair Value (Gains (Losses) Related to Instruments for which Fair Value Option was Elected) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		¥ (415,749)	¥ (872,386)	¥ (1,215,857)
Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		(148,242)	(464,947)	(157,811)
Foreign Exchange Gains (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		(267,507)	(407,439)	(1,058,046)
Financial Liabilities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		13,456	(103,844)	13,865
Financial Liabilities [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		13,456	(103,844)	13,865
Financial Liabilities [Member] | Other Short-term Borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	5,902	(10,380)	3,422
Financial Liabilities [Member] | Other Short-term Borrowings [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	5,902	(10,380)	3,422
Financial Liabilities [Member] | Long-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	7,554	(93,464)	10,443
Financial Liabilities [Member] | Long-term Debt [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	7,554	(93,464)	10,443
Financial Assets [Member] | Trading Account Assets, Trading Securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[2]	(415,749)	(872,386)	(1,215,860)
Financial Assets [Member] | Trading Account Assets, Trading Securities [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[2]	(148,242)	(464,947)	(157,814)
Financial Assets [Member] | Trading Account Assets, Trading Securities [Member] | Foreign Exchange Gains (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[2]	¥ (267,507)	¥ (407,439)	(1,058,046)
Financial Assets [Member] | Other Assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value				3
Financial Assets [Member] | Other Assets [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value				¥ 3

[1]	Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.
[2]	Excludes Danamon's equity securities. See Note 2 for reference.